Note 34 - Dividends - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Sep. 28, 2023	Jun. 29, 2023	Apr. 03, 2023	Dec. 30, 2022	Oct. 13, 2022	Jul. 14, 2022	Apr. 18, 2022	Jan. 13, 2022	Oct. 14, 2021	Jul. 15, 2021	Apr. 15, 2021	Jan. 14, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Dividends declared to owners of the Company													$ 8,752	$ 8,975	$ 6,068
Dividends declared to NCI													1,512	1,814	2,001
Dividends recognised as distributions													10,264	10,789	8,069
Dividends declared and paid to owners of the Company													8,752	7,178	6,068
Dividends declared and paid to NCI													550	1,728	2,001
Dividends declared and due to owners of the Company													0	1,797	0
Dividends declared and due to NCI													1,048	86	0
Dividends declared, due, and paid, total													$ 10,350	$ 10,789	$ 8,069
Dividends, cents per share (in dollars per share)	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.13	$ 0.12	$ 0.11